Document and Entity Information	Nov. 06, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2023
Entity File Number	001-36338
Entity Registrant Name	22nd Century Group, Inc.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	98-0468420
Entity Address, Address Line One	500 Seneca Street
Entity Address, Adress Line Two	Suite 507
Entity Address, State or Province	NY
Entity Address, City or Town	Buffalo
Entity Address, Postal Zip Code	14204
City Area Code	716
Local Phone Number	270-1523
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	XXII
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001347858
Amendment Flag	false